TAXATION (Tables)	9 Months Ended
Sep. 30, 2020
TAXATION
Schedule of Significant Components of Provision for Income Taxes on Earnings

	Nine Months ended September 30,
	2019	2020
	RMB	RMB
	Unaudited	Unaudited
Current:
PRC	7,635	3,877
U.S.	5	810
Deferred:
PRC	2,953	2,630
U.S.	439	(4,918)
Provision for income tax expenses	11,032	2,399

Schedule of Reconciliation Between Total Income Tax Expense and Amount Computed by Applying the Weighted Average Statutory Income Tax Rate to Income Before Income Taxes

	Nine months ended September 30,
	2019	2020
	%	%
	Unaudited	Unaudited
PRC statutory income tax rate	25%	25%
Impact of different tax rates in other jurisdictions	(9)%	0%
Tax effect of preferential tax rate for small enterprises	0%	1%
Tax effect of non-deductible expenses	(8)%	3%
Tax effect of non-taxable income	7%	3%
Tax effect of tax-exempt entities	20%	(17)%
Tax effect of short term investment	(1)%	0%
Deferred tax effect of tax rate change	(8)%	(13)%
Changes in valuation allowance	(42)%	(6)%
Effective tax rate	(16)%	(4)%

Schedule of Reconciliation of Beginning and Ending Amount of Liabilities Associated with Uncertain Tax Positions

	As of
	December 31, 2019	September 30, 2020
	RMB	RMB
		Unaudited
Unrecognized tax benefits	32,152	34,589